Research and Development expenses	12 Months Ended
Dec. 31, 2013
Research and Development Expenses [Abstract]
Research and Development Expenses [Text Block]
5. Research and Development expenses

Total research and development expenditures can be disaggregated in the following significant type of expenses ($USD in millions):

	2011	2012	2013
Research and Development Expenses	33.7	32.7	32.5
R&D Tax Credit	(6.0)	(6.5)	(5.8)
Grants	(1.7)	(0.1)	-
Total	25.1	26.1	26.7

As of December 31, 2012 the Company recognized to the income statement unconditional grants for a total of $103,000. No unconditional grants have been recognized to the income statement in 2013.